Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Short-term borrowings	¥ 1,187,868	¥ 810,176
Unsecured Loans Weighted Average Interest Rate 0.86%
Short-term Debt [Line Items]
Short-term borrowings		91,725
Unsecured Loans Weighted Average Interest Rate 0.77%
Short-term Debt [Line Items]
Short-term borrowings	58,659
Repurchase agreement, weighted average interest rate 0.93%
Short-term Debt [Line Items]
Short-term borrowings		567,194
Repurchase agreement, weighted average interest rate 0.06%
Short-term Debt [Line Items]
Short-term borrowings	917,792
Call Money Weighted Average Interest Rate 0.13%
Short-term Debt [Line Items]
Short-term borrowings		¥ 151,257
Call Money Weighted Average Interest Rate -0.03%
Short-term Debt [Line Items]
Short-term borrowings	¥ 211,417